UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2013


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA PRECIOUS METALS AND MINERALS FUND
FEBRUARY 28, 2013

                                                                      (Form N-Q)

48478-0413                                   (C)2013, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA PRECIOUS METALS AND MINERALS FUND
February 28, 2013 (unaudited)

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             EQUITY SECURITIES (97.6%)

             COMMON STOCKS (97.6%)
             ---------------------
             GOLD (85.5%)

             AFRICAN GOLD COMPANIES (7.1%)
 1,500,000   AngloGold Ashanti Ltd. ADR                                    $   36,360
 4,080,000   Gold Fields Ltd. ADR                                              33,823
 4,500,000   Harmony Gold Mining Co. Ltd. ADR                                  27,810
 1,020,000   Sibanye Gold ADR                                                   5,773
                                                                           ----------
                                                                              103,766
                                                                           ----------
             AUSTRALIAN GOLD COMPANIES (10.4%)
 5,550,000   Kingsgate Consolidated Ltd.(a)                                    20,076
 3,800,000   Newcrest Mining Ltd.(a)                                           87,005
11,000,000   Oceanagold Corp.*                                                 25,813
 5,921,800   Perseus Mining Ltd.*                                               9,246
 6,700,000   St. Barbara Ltd.*(a)                                               8,936
                                                                           ----------
                                                                              151,076
                                                                           ----------
             EUROPEAN GOLD COMPANIES (3.3%)
24,500,000   Centamin plc*                                                     19,719
   340,000   Randgold Resources Ltd. ADR                                       28,176
                                                                           ----------
                                                                               47,895
                                                                           ----------
             NORTH AMERICAN GOLD COMPANIES (61.7%)
   880,000   Agnico-Eagle Mines Ltd.                                           35,235
 4,337,500   Alacer Gold Corp.*                                                14,889
 5,234,300   Alamos Gold, Inc.                                                 73,344
 2,325,000   Allied Nevada Gold Corp.*                                         42,547
   750,000   American Bonanza Gold Corp., acquired 10/07/2003;
             cost $632*(b),(c)                                                    102
 7,557,145   AuRico Gold, Inc.*                                                47,534
   240,000   Axmin, Inc., acquired 12/06/2006-06/03/2008; cost $1,806*(b)          19
 5,025,000   B2Gold Corp.*                                                     15,203
 1,600,000   Barrick Gold Corp.                                                48,384
 4,750,000   Centerra Gold, Inc.                                               30,861
   242,800   Detour Gold Corp.*                                                 4,742
 5,132,200   Dundee Precious Metals, Inc.*                                     39,316
 7,120,000   Eldorado Gold Corp.                                               69,918
 2,900,000   Goldcorp, Inc.                                                    94,076
 6,500,000   Great Basin Gold Ltd., acquired 03/30/2012;
             cost $4,455*(a),(b),(c)                                               --
18,400,000   Great Basin Gold Ltd.*(a)                                             --
 6,100,000   IAMGOLD Corp.                                                     41,114
 7,950,000   Kinross Gold Corp.                                                60,579
 1,700,000   Kirkland Lake Gold, Inc.*                                         10,089
 1,872,100   Nautilus Minerals, Inc., acquired 02/02/2007-03/11/2009;
             cost $3,817*(b),(c)                                                  744
 2,800,000   New Gold, Inc.*                                                   24,979

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1  | USAA Precious Metals and Minerals Fund
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
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
 1,870,000   Newmont Mining Corp.                                          $   75,342
   375,000   Northern Star Mining Corp., acquired 05/05/2006;
             cost $373*(a),(b)                                                     --
 4,223,900   Osisko Mining Corp.*                                              24,453
   580,000   Royal Gold, Inc.                                                  38,013
13,600,000   San Gold Corp.*                                                    3,759
10,500,000   Semafo, Inc.                                                      28,916
 5,000,000   Yamana Gold, Inc.                                                 73,550
                                                                           ----------
                                                                              897,708
                                                                           ----------
             SOUTH AMERICAN GOLD COMPANIES (3.0%)
 1,730,000   Compania de Minas Buenaventura S.A. ADR                           44,323
                                                                           ----------
             Total Gold (cost: $1,405,354)                                  1,244,768
                                                                           ----------
             PLATINUM GROUP METALS (3.2%)
 3,000,000   Impala Platinum Holdings Ltd. (cost $47,237)                      46,259
                                                                           ----------
             SILVER (8.9%)
 3,350,000   Pan American Silver Corp.                                         55,241
 1,150,000   Silver Wheaton Corp.                                              36,375
 2,524,400   Tahoe Resources, Inc.*                                            38,163
                                                                           ----------
             Total Silver (cost: $136,895)                                    129,779
                                                                           ----------
             Total Common Stocks (cost: $1,589,486)                         1,420,806
                                                                           ----------
             WARRANTS (0.0%)
             ---------------
             GOLD (0.0%)

             NORTH AMERICAN GOLD COMPANIES (0.0%)
   150,000   Agnico-Eagle Mines Ltd.*                                             399
    93,000   Franco-Nevada GLW Holdings Corp.*(c)                                   5
 3,250,000   Great Basin Gold Ltd., acquired 03/30/2012;
             cost $428*(a),(b),(c)                                                 --
   385,000   Kinross Gold Corp.*                                                   75
                                                                           ----------
                                                                                  479
                                                                           ----------
             Total Gold (cost: $2,389)                                            479
                                                                           ----------
             SILVER (0.0%)
    91,530   Pan American Silver Corp., acquired 12/23/2009;
             cost $553*(a),(b),(c) (cost $553)                                     84
                                                                           ----------
             Total Warrants (cost: $2,942)                                        563
                                                                           ----------
             Total Equity Securities (cost: $1,592,428)                     1,421,369
                                                                           ----------
             MONEY MARKET INSTRUMENTS (2.3%)

             MONEY MARKET FUNDS (2.3%)
33,230,826   State Street Institutional Liquid Reserve Fund, 0.14% (d)         33,231
                                                                           ----------
             Total Money Market Instruments (cost: $33,231)                    33,231
                                                                           ----------

             TOTAL INVESTMENTS (COST: $1,625,659)                          $1,454,600
                                                                           ==========

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                                                   Portfolio of Investments |  2

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
($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------
                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                               TOTAL
------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                               $   1,304,789     $   116,017     $         --     $ 1,420,806
  Warrants                                              479              84               --             563
Money Market Instruments:
  Money Market Funds                                 33,231              --               --          33,231
------------------------------------------------------------------------------------------------------------
Total                                         $   1,338,499     $   116,101     $         --     $ 1,454,600
------------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                           COMMON STOCKS           WARRANTS
------------------------------------------------------------------------------------------------------------
Balance as of May 31, 2012                                                            $-                 $-
Purchases                                                                              -                  -
Sales                                                                                  -                  -
Transfers into Level 3                                                            13,402                393
Transfers out of Level 3                                                               -
Net realized gain (loss) on investments                                                -
Change in net unrealized appreciation/depreciation of investments                (13,402)              (393)
------------------------------------------------------------------------------------------------------------
Balance as of February 28, 2013                                                       $-                 $-
------------------------------------------------------------------------------------------------------------

For the period of June 1, 2012 through February 28, 2013, common stocks with a fair value of $127,333,000 were transferred from Level 1 to Level 2. Due to an assessment of events at the end of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. Common stocks with a fair value of $13,402,000 and a warrant with a fair value of $393,000 were transferred from Level 1 to Level 3. Due to an assessment of events at the end of the reporting period, trading of the security was halted as the security is in the process of being delisted. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

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3  | USAA Precious Metals and Minerals Fund

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NOTES TO PORTFOLIO OF INVESTMENTS

February 28, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Precious Metals and Minerals Fund (the Fund), which is classified as nondiversified under the 1940 Act.

The Fund has three classes of shares: Precious Metals and Minerals Fund Shares (Fund Shares), Precious Metals and Minerals Fund Institutional Shares (Institutional Shares), and Precious Metals and Minerals Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

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4  | USAA Precious Metals and Minerals Fund

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The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Board. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair

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5  | USAA Precious Metals and Minerals Fund

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value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks traded on foreign exchanges, whose fair values at the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign markets but prior to the close of trading in comparable U.S. securities markets. Level 2 securities also included warrants valued using market inputs and other factors deemed by the Manager to appropriately reflect fair value.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by recent tender offers or quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

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                                          Notes to Portfolio of Investments |  6

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C. As of February 28, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2013, were $226,505,000 and $397,564,000, respectively, resulting in net unrealized depreciation of $171,059,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,455,055,000 at February 28, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 83.7% of net assets at February 28, 2013.

CATEGORIES AND DEFINITIONS

WARRANTS - entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Security was fair valued at February 28, 2013, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at February 28, 2013, was $949,000, which represented 0.1% of the Fund's net assets.

(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(d) Rate represents the money market fund annualized seven-day yield at February 28, 2013.

*       Non-income-producing security.

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7  | USAA Precious Metals and Minerals Fund


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.













SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2013

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:    4/25/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    4/29/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    4/26/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.